Share Capital	12 Months Ended
Dec. 31, 2018
Share Capital [Abstract]
SHARE CAPITAL
NOTE 14:-	SHARE CAPITAL

Composition:

	Ordinary shares of NIS no par value each
	2018	2017
	No nominal par value	No nominal par value
	NIS in thousands

Authorized share capital	50,000,000	11,666,667

Issued and outstanding	9,190,808	9,190,808

The Ordinary Shares confer upon the holders thereof all rights accruing to a shareholder of the Company, inter alia, the right to receive notices of, and to attend meetings of shareholders; for each share held, the right to one vote at all meetings of shareholders; and to share equally, on a per share basis, in such dividend and other distributions to shareholders of the Company as may be declared by the Board of Directors in accordance with the Company’s Articles and the Israeli Companies Law, and upon liquidation or dissolution of the Company, in the distribution of assets of the Company legally available for distribution to shareholders in accordance with the terms of applicable law and the Company’s Articles. All Ordinary Shares rank pari passu in all respects with each other.